Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member] Ordinary shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2024		$ 215,610	$ 2,485	$ 181,238	$ (130)
Statement Line Items [Line Items]
Purchased and cancelled during the period	$ (5,400)	(3,759)		(1,700)
Issued during the period		114,879
Share issue cost adjustment		(690)
Stock-based compensation (note 9)			55
Adjustment for purchased and cancelled common shares				(1,650)
Net income (loss)	23,254			23,254
Dividends paid on common shares				(2,433)
Other comprehensive income (loss)					(717)
Balance, end of the period at Jul. 31, 2025	528,142	326,040	2,540	200,409	(847)
Balance, beginning of the period at Apr. 30, 2025		329,799	2,540	196,284	(317)
Statement Line Items [Line Items]
Purchased and cancelled during the period	(5,400)	(3,759)		(1,700)
Issued during the period		0
Share issue cost adjustment		0
Stock-based compensation (note 9)			0
Adjustment for purchased and cancelled common shares				(1,650)
Net income (loss)	6,582			6,582
Dividends paid on common shares				(807)
Other comprehensive income (loss)					(530)
Balance, end of the period at Jul. 31, 2025	528,142	326,040	2,540	200,409	(847)
Balance, beginning of the period at Oct. 31, 2025	532,673	325,910	2,473	203,728	562
Statement Line Items [Line Items]
Purchased and cancelled during the period	0	0
Issued during the period		8,988
Share issue cost adjustment		0
Stock-based compensation (note 9)			(1,448)
Adjustment for purchased and cancelled common shares				0
Net income (loss)	28,654			28,654
Dividends paid on common shares				(2,410)
Other comprehensive income (loss)					(892)
Balance, end of the period at Jul. 31, 2026	565,565	334,898	1,025	229,972	(330)
Balance, beginning of the period at Apr. 30, 2026		331,264	980	220,721	(727)
Statement Line Items [Line Items]
Purchased and cancelled during the period		0
Issued during the period		3,634
Share issue cost adjustment		0
Stock-based compensation (note 9)			45
Adjustment for purchased and cancelled common shares				0
Net income (loss)	10,060			10,060
Dividends paid on common shares				(809)
Other comprehensive income (loss)					397
Balance, end of the period at Jul. 31, 2026	$ 565,565	$ 334,898	$ 1,025	$ 229,972	$ (330)